Reverse Recapitalization - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 18, 2022	Mar. 30, 2022	Sep. 15, 2021
Disclosure Of Reverse Recapitalization [Line Items]
Administrative and Other Operating Expenses	$ 96,063,312	$ 83,991,413	$ 16,616,462
NASDAQ Stock Market [Member]
Disclosure Of Reverse Recapitalization [Line Items]
Professional services expenditure	18,231,775
Administrative and Other Operating Expenses	$ 3,529,904	$ 14,701,871
Class A ordinary shares [Member] | PIPE Investors [Member]
Disclosure Of Reverse Recapitalization [Line Items]
Sale of stock price per share					$ 55,800,000	$ 10
Shares issued upon conversion						7,740,000
Number of shares issued				5,580,000